Finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Finance costs [Abstract]
Schedule of finance costs	2025 2024 Interest on long-term debt $ 55,061 $ 91,921 Accretion [note 15] 40,658 36,243 Other charges 19,456 19,007 Total $ 115,175 $ 147,171